Auditor's remuneration	12 Months Ended
Dec. 31, 2024
Auditor's remuneration.
Auditor's remuneration

6 Auditor’s remuneration

Amounts payable to NatWest Group's auditors for statutory audit and other services are set out below.

All audit-related and other services are approved by the Group Audit Committee and are subject to strict controls to ensure the external auditor’s independence is unaffected by the provision of other services. The Group Audit Committee recognises that for certain assignments, the auditors are best placed to perform the work economically; for other work, NatWest Group selects the supplier best placed to meet its requirements. NatWest Group’s auditors are permitted to tender for such work in competition with other firms where the work is permissible under audit independence rules.

	2024	2023	2022
	£m	£m	£m
Fees payable for:
- the audit of NatWest Group’s annual accounts (1)	5.1	4.9	4.7
- the audit of NatWest Group plc’s subsidiaries (1)	32.5	32.3	31.9
- audit-related assurance services (1,2)	4.2	4.5	3.9
Total audit and audit-related assurance services fees	41.8	41.7	40.5

Other assurance services	1.0	0.7	1.2
Corporate finance services (3)	3.1	0.7	0.5
Total other services	4.1	1.4	1.7

(1)	The 2024 audit fee was approved by the Group Audit Committee. At 31 December 2024, £16 million has been billed and paid in respect of the 2024 NatWest Group audit fees.
(2)

Comprises fees of £1.4 million (2023 - £1.4 million) for reviews of interim financial information and £2.8 million (2023 - £2.8 million) for reports to NatWest Group’s regulators in the UK and overseas.

(3)

Comprises fees of £2.3 million (2023 – nil) in relation to a retail share offering and £0.8 million (2023 - £0.7 million) for work performed by the auditors as reporting accountants on debt and equity issuances undertaken by NatWest Group.